Net interest income_Details of interest expense (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Interest expense [Abstract]
Interest on deposits due to customers	₩ 2,486,523,000,000		₩ 3,424,441,000,000	₩ 2,917,165,000,000
Interest on borrowings	269,985,000,000		383,213,000,000	306,739,000,000
Interest on debentures	722,551,000,000		777,322,000,000	720,394,000,000
Other interest expense	36,964,000,000		89,002,000,000	89,250,000,000
Interest on lease liabilities	9,318,000,000		9,086,000,000	0
Total	₩ 3,525,341,000,000	$ 3,245,871	₩ 4,683,064,000,000	₩ 4,033,548,000,000